UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 1999
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-1685
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Jerrold N. Fine         Westport, Connecticut    November 12, 1999
      ---------------------        ---------------------    -----------------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:             54
                                               -------------

Form 13F Information Table Value Total:       $ 465,630,000
                                               -------------
                                                (thousands)


List of Other Included Managers:
1, ROBERT JAFFEE, GENERAL PARTNER
2, DEBORAH ZISKIN, GENERAL PARTNER
3, MARGARET EPPRECHT, GENERAL PARTNER

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

     1             28-1839                     Robert Jaffee
     2             28-2944                     Deborah Ziskin
     3             28-7626                     Margaret Epprecht


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
                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- --- --- --- ---- ---------- -------- ---- ------ ----
ALBERTSONS INC           COMMON      013104104 5,934,375     150,000   SHARED OTHER 1,2,3,           X
------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMNT LP UNITS LP   018548107 5,487,500     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
BAXTER INTERNATIONAL     COMMON      071813109 10,543,750    175,000          X         X            X
------------------------------------------------------------------------------------------------------------
BERKSHIRE REALTY INC.    COMMON      084710102 7,680,000     640,000          X         X            X
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC.		 COMMON	 10553F106 48,686,781    3,674,474        X         X            X
------------------------------------------------------------------------------------------------------------
BURNHAM PAC PPTYS INC.   COMMON      12232C108 3,960,938     375,000          X         X            X
------------------------------------------------------------------------------------------------------------
CABLEVISION SYS. CORP.   COMMON CL A 12686C109 12,731,250    175,000          X         X            X
------------------------------------------------------------------------------------------------------------
CANADIAN NTNL RAILWAY    COMMON      136375102 6,062,500     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
CHEVRON CORP.            COMMON      166751107 8,520,000     96,000           X         X            X
------------------------------------------------------------------------------------------------------------
CINCINNATI BELL INC,     COMMON      171870108 11,662,500    600,000          X         X            X
------------------------------------------------------------------------------------------------------------
CIT GROUP INC.           COMMON CL A 125577106 8,225,000     400,000          X         X            X
------------------------------------------------------------------------------------------------------------
COMCAST CORP.            COMN SPCL A 200300200 11,943,750    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
DICK CLARK PRODUCTIONS INC. COMMON   181512104 7,461,359     628,325          X         X            X
------------------------------------------------------------------------------------------------------------
EVEREST REINSURANCE INC.  COMMON     299808105 8,334,375     350,000          X         X            X
------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES INC. COMMON    31410H101 24,028,125    550,000          X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECH S.A.         SPON. ADR   338488109   931,150     338,600          X         X            X
------------------------------------------------------------------------------------------------------------
FLEET FINANCIAL GROUP    COMMON      338915101 5,493,750     150,000          X         X            X
------------------------------------------------------------------------------------------------------------
FOREMOST CORP.OF AMERICA COMMON      345469100 10,800,000    450,000          X         X            X
------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP.     COMMON      370442105  6,293,750    100,000          X         X            X
------------------------------------------------------------------------------------------------------------
GRAND UNION CO.          COMMON      386532402 11,560,675    852,400          X         X            X
------------------------------------------------------------------------------------------------------------
GRANITE BROADCASTING     COMMON      387241102 2,516,719     227,500          X         X            X
------------------------------------------------------------------------------------------------------------
GRC INTERNATIONAL        COMMON      361922107 2,824,250     316,000          X         X            X
------------------------------------------------------------------------------------------------------------
HANNAFORD BROTHERS CO.   COMMON      410550107 17,609,375    250,000          X         X            X
------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL INC.      COMMON      441815107 3,076,183     76,665           X         X            X
------------------------------------------------------------------------------------------------------------
IGEN INC.                COMMON      449536101 4,925,000     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
INAMED CORP.             COMMON      453235103 8,336,250     285,000          X         X            X
------------------------------------------------------------------------------------------------------------
INFINITY BCASTING Cl A   COMMON Cl A 45662S102 8,802,544     300,300          X         X            X
------------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICAIONS COMMON      458801107 5,964,063     275,000          X         X           X
------------------------------------------------------------------------------------------------------------
LIBBEY INC.              COMMON      529898108 4,434,375     150,000          X         X            X

MARINE TRANSPORT CORP.   COMMON      567912100 281,250       100,000          X         X            X
------------------------------------------------------------------------------------------------------------
MEDIAONE GROUP, INC.     COMMON      58440J104 13,662,500    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
MISSION WEST PARK        COMMON      605203108 4,218,750     500,000          X         X            X
------------------------------------------------------------------------------------------------------------
MYRIAD GENETICS, INC     COMMON      62855J104 6,825,000     400,000          X         X            X
------------------------------------------------------------------------------------------------------------
NORD PACIFIC LTD         COMMON      655554103 280,000       400,000          X         X            X
------------------------------------------------------------------------------------------------------------
NTL INC.                 COMMON      62940710  23,823,596    248,001          X         X            X
------------------------------------------------------------------------------------------------------------
OM GROUP, INC.           COMMON      670872100 8,634,375     225,000          X         X            X
------------------------------------------------------------------------------------------------------------
OXFORD HEALTH PLANS INC. COMMON      691471106 6,250,000     500,000          X         X            X
------------------------------------------------------------------------------------------------------------
PHARMACIA & UPJOHN INC.  COMMON      717135107 9,925,000     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
PLAINS RESOURCES INC.    COMMON      726540503 1,698,125     95,000           X         X            X
------------------------------------------------------------------------------------------------------------
POLO RALPH LAUREN        COMMON CL A 731572103 10,762,500    600,000          X         X            X
------------------------------------------------------------------------------------------------------------
RUDDICK CORP.            COMMON      781258108 1,587,500     100,000          X         X            X
------------------------------------------------------------------------------------------------------------
ST. JUDE MEDICAL INC.    COMMON      790849103 12,600,000    400,000          X         X            X
------------------------------------------------------------------------------------------------------------
SNAP-ON INC.             COMMON      833034101 8,937,500     275,000          X         X            X
------------------------------------------------------------------------------------------------------------
SOLUTIA INC.             COMMON      834376105 3,868,150     216,400          X         X            X
------------------------------------------------------------------------------------------------------------
SUNRISE ASSISTED LIVING  COMMON      86768K106 3,785,156     142,500          X         X            X
------------------------------------------------------------------------------------------------------------
TEXACO INC.              COMMON      881694103 9,468,750     150,000          X         X            X
------------------------------------------------------------------------------------------------------------
TIME WARNER INC.         COMMON      887315109 18,225,000    300,000          X         X            X
------------------------------------------------------------------------------------------------------------
TOSCO CORP.              COMMON      891490302 5,050,000     200,000          X         X            X
------------------------------------------------------------------------------------------------------------
TRANSATLANTIC HLDNGS INC. COMMON     893521104 18,946,425    269,700          X         X            X
------------------------------------------------------------------------------------------------------------
TSI INT SOFTWARE LTD     COMMON      872879101 3,173,625     117,000          X         X            X
------------------------------------------------------------------------------------------------------------
UICI CORP.               COMMON      95101810  2,556,250     100,000          X         X            X
------------------------------------------------------------------------------------------------------------
USA DETERGENT INC.       COMMON      902938109 493,750       100,000          X         X            X
------------------------------------------------------------------------------------------------------------
WARNER LAMBERT CO.       COMMON      934488107 13,275,000    200,000          X         X            X
------------------------------------------------------------------------------------------------------------
WESCO INTERNATIONAL INC. COMMON      950817106 2,471,875     175,000          X         X            X
------------------------------------------------------------------------------------------------------------



NOTE:
  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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